Long-Term Debt - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 27, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Debt Instrument [Line Items]
Interest expense			$ 8,426	$ 8,715
Weighted average interest rate			6.00%	5.20%
Repayment of credit facility			$ 17,326	$ 31,077
2017 Credit Facility
Debt Instrument [Line Items]
Repayment of credit facility			$ 17,326
2017 Credit Facility | Transaction agreement with DSS Holdings L.P.
Debt Instrument [Line Items]
Repayment amount		$ 89,298
Amended 2017 Credit Facility
Debt Instrument [Line Items]
Repayment installments	19
Frequency of Payments	quarterly
Repayment amount	$ 7,703
Balloon payment, payable together with the final installment	$ 139,130
Starting period of payment installments	Apr. 30, 2019
Maturity date	Dec. 31, 2023
Credit Facility 2015, Credit Facility 2017 and Aristaios Credit Facility
Debt Instrument [Line Items]
Repayment amount		$ 146,517